PROPERTY, PLANT AND EQUIPMENT - Schedule of Renewable Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 124,268	$ 115,489
Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	112,314	103,008
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	34,930	31,074
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(22,976)	(18,593)
Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	55,243	50,317
Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	34,483	30,588	$ 28,838
Additions, net of disposals and assets reclassified as held for sale	1,675	475
Acquisitions through business combinations, property, plant and equipment	3,086	2,366
Foreign currency translation	(866)	(1,091)
Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	30,726	28,138	24,238
Foreign currency translation	(1,180)	(565)
Fair value changes	3,903	4,819
Disposals, property, plant and equipment	(135)	(354)
Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(9,966)	(8,409)	(7,870)
Foreign currency translation	(60)	156
Disposals, property, plant and equipment	97	815
Depreciation expenses	(1,594)	(1,510)
Hydroelectric [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	32,558	32,693
Hydroelectric [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,480	13,871	13,899
Additions, net of disposals and assets reclassified as held for sale	(542)	734
Acquisitions through business combinations, property, plant and equipment	0	0
Foreign currency translation	(849)	(762)
Hydroelectric [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	25,642	23,973	19,865
Foreign currency translation	(1,012)	(473)
Fair value changes	2,681	4,581
Hydroelectric [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(5,564)	(5,151)	(4,731)
Foreign currency translation	125	114
Disposals, property, plant and equipment	86	22
Depreciation expenses	(624)	(556)
Wind Energy, Solar and Other | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	12,296	9,408
Wind Energy, Solar and Other | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	11,904	9,033	8,398
Additions, net of disposals and assets reclassified as held for sale	950	(907)
Acquisitions through business combinations, property, plant and equipment	1,765	1,643
Foreign currency translation	156	(101)
Wind Energy, Solar and Other | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,253	2,461	2,908
Foreign currency translation	(133)	(49)
Fair value changes	1,060	(44)
Disposals, property, plant and equipment	(135)	(354)
Wind Energy, Solar and Other | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(2,861)	(2,086)	(2,293)
Foreign currency translation	(222)	14
Disposals, property, plant and equipment	4	792
Depreciation expenses	(557)	(599)
Solar and Other [Member] | Renewable Power
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,389	8,216
Solar and Other [Member] | Renewable Power | Gross carrying amount [member]
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	10,099	7,684	6,541
Additions, net of disposals and assets reclassified as held for sale	1,267	648
Acquisitions through business combinations, property, plant and equipment	1,321	723
Foreign currency translation	(173)	(228)
Solar and Other [Member] | Renewable Power | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	1,831	1,704	1,465
Foreign currency translation	(35)	(43)
Fair value changes	162	282
Solar and Other [Member] | Renewable Power | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(1,541)	(1,172)	$ (846)
Foreign currency translation	37	28
Disposals, property, plant and equipment	7	1
Depreciation expenses	$ (413)	$ (355)